SCHEDULE OF SHARE BASED PAYMENTS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Employees and directors share-based payments	$ 820,400	$ 1,360,000
Shares issued for services	136,000	204,000	23,100
Total share based payments expenses	$ 956,400	$ 1,564,000	$ 23,100